UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.9%
Alabama Building Renovation
Finance Authority, Building
Renovation Revenue, Refunding	4.00	9/1/15	1,640,000		1,640,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	9/7/15	5,000,000	a	5,000,000
University of Alabama Board of
Trustees, HR (University of
Alabama at Birmingham) (LOC;
Bank of America)	0.01	9/7/15	9,750,000	a	9,750,000

Arizona--.9%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	9/7/15	7,600,000	a	7,600,000

Arkansas--.6%
Arkansas Development Finance
Authority, MFHR (Capri
Apartments Project) (LOC; FHLB)	0.06	9/7/15	5,200,000	a	5,200,000

California--2.2%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.10	9/7/15	2,615,000	a	2,615,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo
Bank)	0.06	9/7/15	16,000,000	a	16,000,000

Colorado--7.6%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	9/7/15	10,070,000	a,b,c	10,070,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.04	9/7/15	9,000,000	a,b,c	9,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.04	9/7/15	38,065,000	a	38,065,000
Utah Housing Corporation,
SFMR (Liquidity Facility;
JPMorgan Chase Bank)	0.11	9/7/15	6,925,000	a	6,925,000

Connecticut--1.4%
East Windsor,
GO Notes, BAN	1.25	1/28/16	6,190,000		6,213,844

Manchester,
GO Temporary Notes	1.25	2/23/16	5,632,000		5,657,935

District of Columbia--.9%
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.07	11/5/15	8,000,000		8,000,000

Florida--9.2%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	9/7/15	9,000,000	a,b,c	9,000,000
Branch Banking and Trust Co.
Municipal Trust (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.05	9/7/15	10,040,000	a,b,c	10,040,000
Broward County Health Facilities
Authority, Revenue (Henderson
Mental Health Center, Inc.
Project) (LOC; Northern Trust
Company)	0.05	9/7/15	1,300,000	a	1,300,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.05	9/7/15	13,030,000	a	13,030,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.18	12/10/15	4,905,000		4,905,000
Gainesville,
Utilities System Revenue, CP	0.09	9/17/15	6,000,000		6,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.04	9/21/15	5,000,000		5,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.04	10/6/15	5,000,000		5,000,000
Miami-Dade County,
Aviation Revenue (Miami-Dade
International Airport) (Eagle
Series 2013-0016) (Liquidity
Facility; Citibank NA)	0.05	9/7/15	11,500,000	a,b,c	11,500,000
Palm Beach County,
Revenue (Henry Morrison
Flagler Project) (LOC;
Northern Trust Company)	0.03	9/7/15	500,000	a	500,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	10/9/15	8,000,000		8,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	12/11/15	3,000,000		3,000,000

Illinois--2.0%
DuPage County,

Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.02	9/7/15	7,000,000	a	7,000,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.04	9/7/15	4,500,000	a	4,500,000
Illinois Development Finance
Authority, Revenue
(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.03	9/7/15	5,000,000	a	5,000,000
Southwestern Illinois Development
Authority, Revenue (Deli Star
Ventures Project) (LOC; Bank
of Montreal)	0.40	9/7/15	275,000	a	275,000

Indiana--.3%
Crawfordsville,
MFHR (Autumn Woods Phase II Apartments)
(LOC; FHLB)	0.18	9/7/15	740,000	a	740,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; PNC Bank NA)	0.12	9/7/15	2,165,000	a	2,165,000

Kansas--.5%
Wichita,
GO Temporary Notes	0.30	10/15/15	4,165,000		4,165,185

Kentucky--.1%
Lexington-Fayette Urban County
Government, Revenue, Refunding
(Liberty Ridge) (LOC; FHLB)
	0.27	9/7/15	500,000	a	500,000

Louisiana--7.3%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.08	9/7/15	10,000,000	a	10,000,000
Ascension Parish,
Revenue (BASF Corporation
Project)	0.08	9/7/15	2,500,000	a	2,500,000
Ascension Parish,
Revenue, CP	0.15	11/20/15	5,000,000		5,000,000
Caddo-Bossier Parishes Port
Commission, Revenue (Oakley
Louisiana, Inc. Project) (LOC;
Bank of America)	0.12	9/7/15	2,380,000	a	2,380,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	9/1/15	19,500,000	a	19,500,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	9/7/15	20,000,000	a	20,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.11	9/7/15	1,800,000	a	1,800,000

Maryland--1.2%
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.03	9/9/15	10,000,000		10,000,000

Massachusetts--4.4%

Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.15	9/7/15	2,250,000	a	2,250,000
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.02	9/7/15	20,000,000	a	20,000,000
University of Massachusetts
Building Authority, Revenue,
Refunding (Liquidity Facility;
Wells Fargo Bank)	0.02	9/7/15	14,990,000	a	14,990,000

Michigan--.5%
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.09	9/1/15	4,470,000	a	4,470,000

Minnesota--1.4%
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	3/1/16	2,000,000		2,047,162
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	5,000,000		5,009,821
North Saint Paul-Maplewood-Oakdale
Independent School District
Number 622, GO Aid
Anticipation Certificates of
Indebtedness	2.00	9/15/15	2,000,000		2,001,425
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.20	9/7/15	2,640,000	a	2,640,000

Missouri--4.6%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.17	9/7/15	2,425,000	a	2,425,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke's Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.02	9/7/15	10,000,000	a,b,c	10,000,000
RBC Municipal Products Inc. Trust
(Series E-47) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.02	9/7/15	25,000,000	a,b,c	25,000,000
Saint Louis Industrial Development
Authority, MFHR (Minerva Place
Apartments) (LOC; FHLMC)	0.04	9/7/15	1,530,000	a	1,530,000

New Hampshire--2.9%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.02	9/1/15	3,725,000	a	3,725,000

New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.02	9/1/15	13,775,000	a	13,775,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.02	9/1/15	6,800,000	a	6,800,000

New Jersey--3.0%
Bloomfield Township,
GO Notes, BAN	1.50	1/15/16	3,325,000		3,338,308
Jersey City,
GO Notes (BAN, Real Property
Tax Appeal Notes and Special
Emergency Notes)	1.00	12/11/15	5,000,000		5,006,781
New Brunswick,
GO Notes, BAN	2.00	6/8/16	9,000,000		9,096,102
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	6,000,000		6,016,836
Seaside Heights Borough,
GO Notes, BAN (Electric
Utility, General Improvement
and Water/Sewer Utility)	1.25	1/28/16	2,047,752		2,055,180

New York--11.5%
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (The Gerry Homes
Project) (LOC; HSBC Bank USA)	0.20	9/7/15	7,970,000	a	7,970,000
Ithaca,
GO Notes, BAN	1.00	2/19/16	9,000,000		9,024,978
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	10,000,000		10,011,648
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	5,000,000		5,004,981
New York City,
GO Notes	3.00	8/1/16	4,000,000		4,100,443
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.02	9/1/15	5,000,000	a	5,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.01	9/7/15	5,400,000	a	5,400,000
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.00	4/1/16	890,000		914,483
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.07	9/7/15	5,035,000	a	5,035,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.17	9/7/15	44,600,000	a	44,600,000

North Carolina--1.5%
Guilford County Industrial
Facilities and Pollution
Control Financing Authority,

IDR (Anco-Eaglin Project)
(LOC; Branch Banking and Trust
Co.)	0.17	9/7/15	2,460,000	a	2,460,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.02	9/7/15	10,000,000	a	10,000,000

North Dakota--.6%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	4/1/16	4,750,000		4,769,295

Ohio--2.9%
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC; PNC
Bank NA)	0.02	9/7/15	800,000	a	800,000
Franklin County,
Industrial Development Revenue
(Ohio Girl Scout Council
Project) (LOC; PNC Bank NA)	0.38	9/7/15	175,000	a	175,000
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC;
PNC Bank NA)	0.05	9/7/15	600,000	a	600,000
Ohio,
GO Notes (Common Schools)	0.01	9/7/15	800,000	a	800,000
Ohio,
GO Notes (Conservation
Projects)	5.00	3/1/16	2,700,000		2,765,045
Ohio Air Quality Development
Authority, Revenue (Ohio
Valley Electric Corporation
Project) (LOC; Bank of Nova
Scotia)	0.02	9/7/15	400,000	a	400,000
Ohio State University,
General Receipts Revenue	0.01	9/7/15	800,000	a	800,000
Ohio Water Development Authority,
Revenue, Refunding (TimkenSteel
Project) (LOC; Northern Trust Company)	0.01	9/7/15	900,000	a	900,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.08	9/7/15	125,000	a	125,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	10,900,000		10,901,308
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	6,500,000		6,561,230

Oklahoma--.1%
Tulsa,
GO Notes	5.00	10/1/15	1,000,000		1,003,989

Oregon--.5%
Oregon School District,
GO Notes (School Improvement
Bonds)	4.00	9/1/15	4,155,000		4,155,000

Pennsylvania--4.0%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.02	9/7/15	2,800,000	a	2,800,000
Beaver County Industrial

Development Authority, EIR
(BASF Corporation Project)	0.08	9/7/15	3,200,000	a	3,200,000
Jackson Township Industrial
Development Authority, Revenue
(Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	0.22	9/7/15	2,800,000	a	2,800,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.17	9/7/15	13,500,000	a	13,500,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	9/7/15	8,200,000	a	8,200,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.12	9/7/15	3,125,000	a	3,125,000

South Carolina--3.1%
Oconee County School District,
GO Notes	5.00	3/1/16	4,000,000		4,095,302
Saxe Gotha-Lexington Public
Facilities Corporation,
Revenue, BAN	1.00	5/17/16	4,150,000		4,165,472
South Carolina Association of
Governmental Organizations, COP	1.50	4/14/16	18,000,000		18,144,317

Tennessee--4.2%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.02	9/7/15	32,500,000	a	32,500,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.06	9/7/15	2,045,000	a	2,045,000
Hendersonville Industrial
Development Board, MFHR
(Windsor Park Project)
(LOC; FNMA)	0.03	9/7/15	770,000	a	770,000

Texas--16.7%
Clear Creek Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	5.00	2/15/16	5,130,000		5,242,412
Cypress-Fairbanks Independent
School District, GO Notes,
Refunding (LOC; Permanent
School Fund Guarantee Program)	5.00	2/15/16	1,365,000		1,394,977
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.07	9/10/15	7,405,000		7,405,000
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.07	9/17/15	7,090,000		7,090,000
Deer Park Independent School
District, GO Notes, Refunding	3.00	2/15/16	2,705,000		2,739,651
El Paso County,
Water and Sewer Revenue, CP
(Liquidity Facility; Bank of
America)	0.04	9/1/15	10,000,000		10,000,000
El Paso Independent School
District, Unlimited Tax School

Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	11/19/15	10,000,000		10,000,000
Houston,
CP (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.10	11/5/15	5,000,000		5,000,000
Panhandle Independent School
District, GO Notes, Refunding	3.00	2/15/16	2,590,000		2,622,945
Port Arthur Navigation District
Industrial Development
Corporation, Exempt Facilities
Revenue (Air Products Project)	0.01	9/1/15	1,600,000	a	1,600,000
Port of Port Arthur Navigation
District, Revenue (BASF
Corporation Project)	0.08	9/7/15	5,300,000	a	5,300,000
Port of Port Arthur Navigation
District, Revenue, CP	0.15	11/20/15	10,000,000		10,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.01	9/7/15	13,700,000	a	13,700,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.02	9/7/15	7,000,000	a	7,000,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.06	9/9/15	4,050,000		4,050,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.07	10/5/15	4,050,000		4,050,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.03	9/7/15	17,000,000	a	17,000,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.01	9/7/15	5,000,000	a	5,000,000
Texas Public Finance Authority,
CP	0.02	9/14/15	2,800,000		2,800,000
University of North Texas,
University Revenue, CP	0.05	9/14/15	17,000,000		17,000,000
Wichita Falls Independent School
District, GO Notes	2.00	2/1/16	1,880,000		1,894,266

Utah--.6%
Utah Housing Corporation,
SFMR (Liquidity Facility;
JPMorgan Chase Bank)	0.11	9/7/15	5,020,000	a	5,020,000

Virginia--.3%
Emporia Industrial Development
Authority, IDR (Toll VA III,
L.P. Project) (LOC; Bank of
America)	0.14	9/7/15	2,305,000	a	2,305,000

Washington--.4%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging

Project) (LOC; HSBC Bank USA)	0.09	9/7/15	3,315,000	a	3,315,000

Wisconsin--2.6%
Manitowoc Community Development
Authority, Housing Revenue
(Southbrook Manor Project)
(LOC; FHLB)	0.07	9/7/15	2,185,000	a	2,185,000
Middleton,
Note Anticipation Notes	1.50	12/15/15	4,000,000		4,000,000
Milwaukee Area Technical College
District, GO Promissory Notes	1.00	12/1/15	5,400,000		5,409,666
Milwaukee Area Technical College
District, GO Promissory Notes	2.00	6/1/16	3,150,000		3,186,855
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc.
Project) (LOC; Bank of
Montreal)	0.22	9/7/15	770,000	a	770,000
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	6,000,000		6,006,394

Total Investments (cost $859,423,236)			101.9%		859,423,236
Liabilities, Less Cash and Receivables			(1.9%)		(16,020,358)
Net Assets			100.0%		843,402,878

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities amounted to $84,610,000 or 10.0% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	859,423,236
Level 3 - Significant Unobservable Inputs	-
Total	859,423,236

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)